Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
Investments measured at fair value on a recurring basis are summarized below:

		Fair Value Measurements at December 31, 2025
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
December 31, 2025
Cash and Money Market Fund	$2,053,534	2,053,534	—	—
Employer common stock	95,295	95,295	—	—
Mutual funds	42,498,924	42,498,924	—	—
Total	$44,647,753	$44,647,753	$—	$—

		Fair Value Measurements at December 31, 2024
December 31, 2024
Cash and Money Market Fund	$2,129,221	2,129,221	—	—
Mutual funds	37,613,304	37,613,304	—	—
Total	$39,742,525	$39,742,525	$—	$—